Unaudited Interiom Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	24,254,842	24,254,842	24,254,842
Ordinary shares, shares outstanding	24,254,842	24,254,842	24,254,842
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	2,100,000	2,100,000	2,100,000
Ordinary shares, shares outstanding	2,100,000	2,100,000	2,100,000
Previously Reported | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary shares, shares authorized		200,000,000
Ordinary shares, shares issued		24,254,842
Ordinary shares, shares outstanding		24,254,842
Previously Reported | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary shares, shares authorized		200,000,000
Ordinary shares, shares issued		2,100,000
Ordinary shares, shares outstanding		2,100,000